Label	Element	Value
Baron Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Health Care Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Health Care Fund® (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2035
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. The Adviser uses various criteria to determine whether an issuer is engaged in activities related to the health care industry, including whether: (1) the issuer derives 50% or more of its revenues from activities in the health care industry; or (2) the issuer devotes 50% or more of its assets to producing sales from the health care industry. These companies may include, among others, pharmaceutical companies, biotechnology companies, life sciences tools and services companies, health care equipment companies, health care supplies companies, managed health care companies, health care services companies, health care facilities, health care distributors, and health care technology companies. The Fund strives to invest in multiple subsectors of the health care industry. The Fund’s allocation among the different subsectors of the health care industry will vary depending upon the relative potential the Fund sees within each area. The Adviser seeks to invest in businesses it believes have significant growth opportunities, sustainable competitive advantages, exceptional management, and attractive valuations. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, however, investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s annual returns for 1 year, 5 years, and since inception compared with that of a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at BaronCapitalGroup.com/daily-prices-and-performance or by calling 1-800-99BARON (1‑800‑992‑2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s annual returns for 1 year, 5 years, and since inception compared with that of a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index, in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1‑800‑992‑2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	BaronCapitalGroup.com/daily-prices-and-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (%) for the year ended December 31 (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/20: 24.64%
Worst Quarter:	3/31/22: (10.03)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table shows how the Fund’s performance compares to that of the Russell 3000® Health Care Index, which features companies involved in medical services or health care in the Russell 3000® Index, in which the Fund invests, and the Russell 3000® Index, a broad-based securities index comprised of the 3,000 largest U.S. companies as determined by total market capitalization.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of market indexes over various periods ended December 31, 2024. This table shows how the Fund’s performance compares to that of the Russell 3000® Health Care Index, which features companies involved in medical services or health care in the Russell 3000® Index, in which the Fund invests, and the Russell 3000® Index, a broad-based securities index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2024
Baron Health Care Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non‑diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non‑diversified fund versus a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Baron Health Care Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Baron Health Care Fund | Health Care Sectors [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Health Care Sector. Investments in health care companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Baron Health Care Fund | Concentration [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration. The Fund’s strategy of concentrating in health care and related companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Baron Health Care Fund | Growth Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

Baron Health Care Fund | General Stock Market [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. The active and expanding conflict in the Middle East between Israel and Hamas presents considerable market risks. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Baron Health Care Fund | Non U S Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑U.S. Securities. Investing in non‑U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Baron Health Care Fund | Small and Mid Sized Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-and Mid‑Sized Companies. The Adviser believes there is more potential for capital appreciation in small-and mid‑sized companies, but there also may be more risk. Securities of small-and mid‑sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-and mid‑sized companies rely more on the skills of management and on their continued tenure. Investing in small-and mid‑sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Baron Health Care Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1	rr_ExpenseExampleYear01	$ 112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	$ 1,340
2019	rr_AnnualReturn2019	35.23%
2020	rr_AnnualReturn2020	47.40%
2021	rr_AnnualReturn2021	15.46%
2022	rr_AnnualReturn2022	(17.10%)
2023	rr_AnnualReturn2023	6.16%
2024	rr_AnnualReturn2024	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
1 year	rr_AverageAnnualReturnYear01	1.31%
5 years	rr_AverageAnnualReturnYear05	8.70%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Baron Health Care Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1	rr_ExpenseExampleYear01	$ 87
3	rr_ExpenseExampleYear03	271
5	rr_ExpenseExampleYear05	471
10	rr_ExpenseExampleYear10	$ 1,049
1 year	rr_AverageAnnualReturnYear01	1.55%
5 years	rr_AverageAnnualReturnYear05	8.95%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Baron Health Care Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1	rr_ExpenseExampleYear01	$ 87
3	rr_ExpenseExampleYear03	271
5	rr_ExpenseExampleYear05	471
10	rr_ExpenseExampleYear10	$ 1,049
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	8.96%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Baron Health Care Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.26%
5 years	rr_AverageAnnualReturnYear05	8.51%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Baron Health Care Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.81%
5 years	rr_AverageAnnualReturnYear05	6.82%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Baron Health Care Fund | Russell 3000 Health Care Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.48%
5 years	rr_AverageAnnualReturnYear05	7.18%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Baron Health Care Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.81%
5 years	rr_AverageAnnualReturnYear05	13.86%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%

[1]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2035, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses are not subject to the operating expense limitation) to 1.10% of average daily net assets of Retail Shares, 0.85% of average daily net assets of Institutional Shares, and 0.85% of average daily net assets of R6 Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.